Stockholders' Equity - Summary of Reconciliation of Controlling Interest due to Different Currencies (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Detail Of Reconciliation Of Controlling Interest Due To Different Currencies [Line Items]
Common stock and additional paid-in capital	$ 7,699	$ 7,699
Other equity reserves	(2,756)	(2,349)
Retained earnings	5,247	4,428
Total controlling interest	12,176	$ 11,764
Parent [member]
Disclosure Detail Of Reconciliation Of Controlling Interest Due To Different Currencies [Line Items]
Common stock and additional paid-in capital	4,958
Other equity reserves	3,149
Retained earnings	4,069
Total controlling interest	12,176
Consolidated One [member]
Disclosure Detail Of Reconciliation Of Controlling Interest Due To Different Currencies [Line Items]
Common stock and additional paid-in capital	7,699
Other equity reserves	(770)
Retained earnings	5,247
Total controlling interest	$ 12,176